SHARE CAPITAL & SHARE PREMIUM - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL & SHARE PREMIUM
Par value of shares issued	$ 0.000005	$ 0.000005
Authorized:
As at January 1, 2024, December 31, 2024 and 2025	10,000,000,000	10,000,000,000	10,000,000,000
Issued and fully paid:
Shares outstanding at the beginning (in shares)	650,299,000	619,333,000
Shares outstanding at the beginning (in $)	$ 3	$ 3
Issue of shares (in Shares)	30,966,000	30,966,000
Shares outstanding at the end (in shares)	650,299,000	650,299,000
Shares outstanding at the end (in $)	$ 3	$ 3